Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	$ 278
Current service cost	8	$ 10	$ 12
Actuarial gain arising from demographic assumptions	(11)	(26)
Defined benefit obligation, ending of period	294	278
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	664
Interest cost	20	23	22
Defined benefit obligation, ending of period	675	664
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	170
Current service cost	5	7	9
Defined benefit obligation, ending of period	175	170
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	543	514
Current service cost	5	7
Interest cost	16	19	18
Benefits paid	(45)	(51)
Curtailment and amendment gain	(2)	(3)
Actuarial gain arising from demographic assumptions	0	0
Actuarial loss arising from financial assumptions	43	57
Actuarial gain (loss) arising from experience adjustments	(17)	2
Effect of translation on US plans	(1)	(2)
Defined benefit obligation, ending of period	542	543	514
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	86
Current service cost	2	2	2
Defined benefit obligation, ending of period	95	86
Supplemental Pension Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	99	80
Current service cost	2	2
Interest cost	3	3	3
Benefits paid	(5)	(4)
Curtailment and amendment gain	0	0
Actuarial gain arising from demographic assumptions	0	0
Actuarial loss arising from financial assumptions	10	9
Actuarial gain (loss) arising from experience adjustments	0	9
Effect of translation on US plans	0	0
Defined benefit obligation, ending of period	109	99	80
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	22
Current service cost	1	1	1
Defined benefit obligation, ending of period	24	22
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	22	25
Current service cost	1	1
Interest cost	1	1	1
Benefits paid	(1)	(1)
Curtailment and amendment gain	0	0
Actuarial gain arising from demographic assumptions	0	(2)
Actuarial loss arising from financial assumptions	2	2
Actuarial gain (loss) arising from experience adjustments	0	(4)
Effect of translation on US plans	(1)	0
Defined benefit obligation, ending of period	24	22	25
Total | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	664	619
Current service cost	8	10
Interest cost	20	23
Benefits paid	(51)	(56)
Curtailment and amendment gain	(2)	(3)
Actuarial gain arising from demographic assumptions	0	(2)
Actuarial loss arising from financial assumptions	55	68
Actuarial gain (loss) arising from experience adjustments	(17)	7
Effect of translation on US plans	(2)	(2)
Defined benefit obligation, ending of period	$ 675	$ 664	$ 619